LEASE OBLIGATIONS - Lease expenses recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASE OBLIGATIONS
Interest on lease liabilities	$ 160	$ 156
Variable lease payments not included in the measurement of lease liabilities	18,396	12,905
Expenses relating to short-term leases	952	241
Expenses relating to leases of low-value assets, excluding short-term leases	64	79
Lease expenses recognized	$ 19,572	$ 13,381